CONCENTRATION OF CREDIT RISK 10K (Details) (Customer Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
One Customer [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	9.00%	10.00%
One Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	10.00%	9.00%
Second customer [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	5.00%	11.00%
Second customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	16.00%	30.00%
Third customer [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	9.00%	5.00%
Third customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	4.00%	3.00%
Fourth customer [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	6.00%	7.00%
Fourth customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	0.00%	9.00%